Employee Benefits	12 Months Ended
Dec. 31, 2015
Employee Benefits

Note 11
Employee Benefits

We maintain non-contributory defined benefit pension plans for many of our employees. In addition, we maintain postretirement health care and life insurance plans for our retirees and their dependents, which are both contributory and non-contributory, and include a limit on our share of the cost for certain recent and future retirees. In accordance with our accounting policy for pension and other postretirement benefits, operating expenses include pension and benefit related credits and/or charges based on actuarial assumptions, including projected discount rates and an estimated return on plan assets. These estimates are updated in the fourth quarter to reflect actual return on plan assets and updated actuarial assumptions. The adjustment is recognized in the income statement during the fourth quarter or upon a remeasurement event pursuant to our accounting policy for the recognition of actuarial gains and losses.

Pension and Other Postretirement Benefits

Pension and other postretirement benefits for many of our employees are subject to collective bargaining agreements. Modifications in benefits have been bargained from time to time, and we may also periodically amend the benefits in the management plans. The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life

At December 31,	2015	2014	2015	2014

Change in Benefit Obligations
Beginning of year	$25,320	$23,032	$27,097	$23,042
Service cost	374	327	324	258
Interest cost	969	1,035	1,117	1,107
Plan amendments	-	(89)	(45)	(412)
Actuarial (gain) loss, net	(1,361)	2,977	(2,733)	4,645
Benefits paid	(971)	(1,566)	(1,370)	(1,543)
Curtailment and termination benefits	-	11	-	-
Settlements paid	(2,315)	(407)	-	-
Reclassifications (Note 2)	-	-	(167)	-

End of year	$22,016	$25,320	$24,223	$27,097

Change in Plan Assets
Beginning of year	$18,548	$17,111	$2,435	$3,053
Actual return on plan assets	118	1,778	28	193
Company contributions	744	1,632	667	732
Benefits paid	(971)	(1,566)	(1,370)	(1,543)
Settlements paid	(2,315)	(407)	-	-

End of year	$16,124	$18,548	$1,760	$2,435

Funded Status

End of year	$(5,892)	$(6,772)	$(22,463)	$(24,662)

We reclassified $0.2 billion to Non-current liabilities related to assets held for sale as a result of our agreement to sell our local exchange business and related landline activities in California, Florida and Texas to Frontier (see Note 2 for additional details).

			(dollars in millions)
	Pension		Health Care and Life

At December 31,	2015	2014	2015	2014

Amounts recognized on the balance sheet
Noncurrent assets	$349	$337	$-	$-
Current liabilities	(93)	(122)	(695)	(528)
Noncurrent liabilities	(6,148)	(6,987)	(21,768)	(24,134)

Total	$(5,892)	$(6,772)	$(22,463)	$(24,662)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Benefit (Cost)	$(51)	$(56)	$(2,038)	$(2,280)

Total	$(51)	$(56)	$(2,038)	$(2,280)

The accumulated benefit obligation for all defined benefit pension plans was $22.0 billion and $25.3 billion at December 31, 2015 and 2014, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2015	2014

Projected benefit obligation	$21,694	$24,919
Accumulated benefit obligation	21,636	24,851
Fair value of plan assets	15,452	17,810

Net Periodic Cost

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life

Years Ended December 31,	2015	2014	2013	2015	2014	2013

Service cost	$374	$327	$395	$324	$258	$318
Amortization of prior service cost (credit)	(5)	(8)	6	(287)	(253)	(247)
Expected return on plan assets	(1,270)	(1,181)	(1,245)	(101)	(161)	(143)
Interest cost	969	1,035	1,002	1,117	1,107	1,095
Remeasurement (gain) loss, net	(209)	2,380	(2,470)	(2,659)	4,615	(3,989)

Net periodic benefit (income) cost	(141)	2,553	(2,312)	(1,606)	5,566	(2,966)
Curtailment and termination benefits	-	11	4	-	-	-

Total	$(141)	$2,564	$(2,308)	$(1,606)	$5,566	$(2,966)

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life

At December 31,	2015	2014	2015	2014

Prior service cost	$-	$(89)	$(45)	$(413)
Reversal of amortization items
Prior service cost	5	8	287	253

Total recognized in other comprehensive (income) loss (pre-tax)	$5	$(81)	$242	$(160)

The estimated prior service cost for the defined benefit pension plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit (income) cost over the next fiscal year is not significant. The estimated prior service cost for the defined benefit postretirement plans that will be amortized from Accumulated other comprehensive income into net periodic benefit (income) cost over the next fiscal year is $0.3 billion.

Assumptions

The weighted-average assumptions used in determining benefit obligations follow:

	Pension		Health Care and Life

At December 31,	2015	2014	2015	2014

Discount Rate	4.60%	4.20%	4.60%	4.20%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life

At December 31,	2015	2014	2013	2015	2014	2013

Discount Rate	4.20%	5.00%	4.20%	4.20%	5.00%	4.20%
Expected return on plan assets	7.25	7.25	7.50	4.80	5.50	5.60
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Effective January 1, 2016, we changed the method we use to estimate the interest component of net periodic benefit cost for pension and other postretirement benefits. Historically, we estimated the interest cost component utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of interest cost by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of interest cost by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. We will account for this change as a change in accounting estimate and accordingly will account for it prospectively. We estimate the impact of this change on our consolidated GAAP results for the first quarter of 2016 will be a reduction of the interest cost component of net periodic benefit cost and an increase to Net income by approximately $0.1 billion. However, at this time the estimated impact of this change on the remaining 2016 interim periods and for annual 2016 results cannot be reasonably estimated because it is possible that in the future there may be changes to underlying assumptions, including an interim remeasurement of our benefit obligations, which could result in different estimates. The use of the full yield curve approach does not impact how we measure our total benefit obligations at year end or our annual net periodic benefit cost as any change in the interest cost component is completely offset by the actuarial gain or loss measured at year end which is immediately recognized in the income statement. Accordingly, this change in estimate will not impact our income from continuing operations, net income or earnings per share as measured on an annual basis.

In order to project the long-term target investment return for the total portfolio, estimates are prepared for the total return of each major asset class over the subsequent 10-year period. Those estimates are based on a combination of factors including the current market interest rates and valuation levels, consensus earnings expectations and historical long-term risk premiums. To determine the aggregate return for the pension trust, the projected return of each individual asset class is then weighted according to the allocation to that investment area in the trust’s long-term asset allocation policy.

The assumed health care cost trend rates follow:

	Health Care and Life

At December 31,	2015	2014	2013

Healthcare cost trend rate assumed for next year	6.00%	6.50%	6.50%
Rate to which cost trend rate gradually declines	4.50	4.75	4.75
Year the rate reaches the level it is assumed to remain thereafter	2024	2022	2020
A one-percentage point change in the assumed health care cost trend rate would have the following effects:
		(dollars in millions)
One-Percentage Point		Increase	Decrease

Effect on 2015 service and interest cost		$249	$(194)
Effect on postretirement benefit obligation as of December 31, 2015		3,074	(2,516)

Plan Assets

The company’s overall investment strategy is to achieve a mix of assets which allows us to meet projected benefit payments while taking into consideration risk and return. While target allocation percentages will vary over time, the current target allocation for plan assets is designed so that 65% of the assets have the objective of achieving a return in excess of the growth in liabilities (comprised of public equities, private equities, real estate, hedge funds and emerging debt) and 35% of the assets are invested as liability hedging assets (where cash flows from investments better match projected benefit payments, typically longer duration fixed income). This allocation will shift as funded status improves to a higher allocation of liability hedging assets. Target policies will be revisited periodically to ensure they are in line with fund objectives. Both active and passive management approaches are used depending on perceived market efficiencies and various other factors. Due to our diversification and risk control processes, there are no significant concentrations of risk, in terms of sector, industry, geography or company names.

Pension and healthcare and life plans assets do not include significant amounts of Verizon common stock.

Pension Plans

The fair values for the pension plans by asset category at December 31, 2015 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$1,459	$1,375	$84	$-
Equity securities	3,216	2,313	900	3
Fixed income securities
U.S. Treasuries and agencies	1,264	884	380	-
Corporate bonds	3,024	194	2,702	128
International bonds	713	34	659	20
Other	3	-	3	-
Real estate	1,670	-	39	1,631
Other
Private equity	2,988	-	-	2,988
Hedge funds	1,787	-	730	1,057

Total	$16,124	$4,800	$5,497	$5,827

The fair values for the pension plans by asset category at December 31, 2014 are as follows:
	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$1,983	$1,814	$169	$-
Equity securities	4,339	2,952	1,277	110
Fixed income securities
U.S. Treasuries and agencies	1,257	830	427	-
Corporate bonds	2,882	264	2,506	112
International bonds	582	39	524	19
Other	3	-	3	-
Real estate	1,792	-	-	1,792
Other
Private equity	3,748	-	204	3,544
Hedge funds	1,962	-	1,164	798

Total	$18,548	$5,899	$6,274	$6,375

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total

Balance at January 1, 2014	$-	$162	$-	$1,784	$3,942	$1,196	$7,084
Actual gain (loss) on plan assets	(1)	5	-	42	73	33	152
Purchases and sales	106	(50)	8	(34)	(471)	144	(297)
Transfers in (out)	5	(5)	11	-	-	(575)	(564)

Balance at December 31, 2014	$110	$112	$19	$1,792	$3,544	$798	$6,375
Actual gain (loss) on plan assets	1	4	(3)	132	63	12	209
Purchases and sales	16	18	5	(259)	(619)	324	(515)
Transfers in (out)	(124)	(6)	(1)	(34)	-	(77)	(242)

Balance at December 31, 2015	$3	$128	$20	$1,631	$2,988	$1,057	$5,827

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2015 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$162	$8	$154	$-
Equity securities	974	752	222	-
Fixed income securities
U.S. Treasuries and agencies	21	18	3	-
Corporate bonds	524	133	391	-
International bonds	79	19	60	-
Other	-	-	-	-

Total	$1,760	$930	$830	$-

The fair values for the other postretirement benefit plans by asset category at December 31, 2014 are as follows:
	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$208	$6	$202	$-
Equity securities	1,434	1,172	262	-
Fixed income securities
U.S. Treasuries and agencies	105	98	7	-
Corporate bonds	461	119	296	46
International bonds	111	14	97	-
Other	116	-	116	-

Total	$2,435	$1,409	$980	$46

The following is a reconciliation of the beginning and ending balance of the other postretirement benefit plans assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Corporate Bonds	Total

Balance at December 31, 2013	$-	$-
Actual gain on plan assets	1	1
Purchases and sales	45	45

Balance at December 31, 2014	$46	$46
Transfers in (out)	(46)	(46)

Balance at December 31, 2015	$-	$-

The following are general descriptions of asset categories, as well as the valuation methodologies and inputs used to determine the fair value of each major category of assets.

Cash and cash equivalents include short-term investment funds, primarily in diversified portfolios of investment grade money market instruments and are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Equity securities are investments in common stock of domestic and international corporations in a variety of industry sectors, and are valued primarily using quoted market prices at the end of the reporting period or other valuation methods based on observable inputs, and thus are classified as Level 1 or Level 2. Investments not traded on a national securities exchange use other valuation methods such as pricing models or quoted prices of securities with similar characteristics depending upon market activity and availability of quoted market prices, and thus are classified as Level 3.

Fixed income securities include U.S. Treasuries and agencies, debt obligations of foreign governments and domestic and foreign corporations. Fixed income also includes investments in collateralized mortgage obligations, mortgage backed securities and interest rate swaps. The fair value of fixed income securities is based on observable prices for identical or comparable assets, adjusted using benchmark curves, sector grouping, matrix pricing, broker/dealer quotes and issuer spreads, and thus are classified within Level 1 or Level 2.

Real estate investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions and the status of the capital markets, and thus are classified within Level 3.

Commingled funds, included within the Cash and cash equivalents, Equity securities, Fixed income securities and Real estate investment asset categories, are typically valued at net asset value (NAV) provided by the fund administrator. NAV is the redemption value of the units held at year end. As a practical expedient, management has determined that NAV approximates fair value. These assets are categorized as Level 2 or Level 3 depending upon liquidity.

Private equity investments include those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange. Investment strategies in private equity include leveraged buyouts, venture capital, distressed investments and investments in natural resources. These investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity, and thus are classified within Level 3.

Hedge fund investments include those seeking to maximize absolute returns using a broad range of strategies to enhance returns and provide additional diversification. The fair values of hedge funds are estimated using the NAV of the investments as a practical expedient. Investments of this type for which Verizon has the ability to fully redeem at NAV within the near term are classified within Level 2. Investments that cannot be redeemed in the near term are classified within Level 3.

Employer Contributions

In 2015, we contributed $0.7 billion to our qualified pension plans, $0.1 billion to our nonqualified pension plans and $0.9 billion to our other postretirement benefit plans. We anticipate a minimum contribution of $0.6 billion to our qualified pension plans in 2016. Nonqualified pension plans contributions are estimated to be $0.1 billion and contributions to our other postretirement benefit plans are estimated to be $0.9 billion in 2016.

Estimated Future Benefit Payments

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life

2016	$1,906	$1,390
2017	1,757	1,390
2018	1,441	1,384
2019	1,391	1,354
2020	1,371	1,349
2021-2025	6,699	6,889

Savings Plan and Employee Stock Ownership Plans

We maintain four leveraged employee stock ownership plans (ESOP). We match a certain percentage of eligible employee contributions to the savings plans with shares of our common stock from this ESOP. At December 31, 2015, the number of allocated shares of common stock in this ESOP was 57 million. There were no unallocated shares of common stock in this ESOP at December 31, 2015. All leveraged ESOP shares are included in earnings per share computations.

Total savings plan costs were $0.9 billion in 2015, $0.9 billion in 2014 and $1.0 billion in 2013.

Severance Benefits

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

	(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year

2013	$1,010	$134	$(381)	$(6)	$757
2014	757	531	(406)	(7)	875
2015	875	551	(619)	(7)	800

Severance, Pension and Benefit (Credits) Charges

During 2015, we recorded net pre-tax severance, pension and benefit credits of approximately $2.3 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The credits were primarily driven by an increase in our discount rate assumption used to determine the current year liabilities from a weighted-average of 4.2% at December 31, 2014 to a weighted-average of 4.6% at December 31, 2015 ($2.5 billion), the execution of a new prescription drug contract during 2015 ($1.0 billion) and a change in mortality assumptions primarily driven by the use of updated actuarial tables (MP-2015) issued by the Society of Actuaries ($0.9 billion), partially offset by the difference between our estimated return on assets of 7.25% at December 31, 2014 and our actual return on assets of 0.7% at December 31, 2015 ($1.2 billion), severance costs recorded under our existing separation plans ($0.6 billion) and other assumption adjustments ($0.3 billion).

During 2014, we recorded net pre-tax severance, pension and benefit charges of approximately $7.5 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from a weighted-average of 5.0% at December 31, 2013 to a weighted-average of 4.2% at December 31, 2014 ($5.2 billion), a change in mortality assumptions primarily driven by the use of updated actuarial tables (RP-2014 and MP-2014) issued by the Society of Actuaries in October 2014 ($1.8 billion) and revisions to the retirement assumptions for participants and other assumption adjustments, partially offset by the difference between our estimated return on assets of 7.25% and our actual return on assets of 10.5% ($0.6 billion). As part of this charge, we recorded severance costs of $0.5 billion under our existing separation plans.

During 2013, we recorded net pre-tax severance, pension and benefit credits of approximately $6.2 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The credits were primarily driven by an increase in our discount rate assumption used to determine the current year liabilities from a weighted-average of 4.2% at December 31, 2012 to a weighted-average of 5.0% at December 31, 2013 ($4.3 billion), lower than assumed retiree medical costs and other assumption adjustments ($1.4 billion) and the difference between our estimated return on assets of 7.5% at December 31, 2012 and our actual return on assets of 8.6% at December 31, 2013 ($0.5 billion).